Summary of Significant Accounting Policies: Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Property and Equipment

Property and Equipment – Property and equipment are stated at cost. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized upon being placed in service. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated life has been determined to be three years unless a unique circumstance exists, which is then fully documented as an exception to the policy.